UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2009

Date of reporting period:  May 31, 2009

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2009

Investment Adviser

Smead Capital Management, Inc.
1420 Fifth Avenue
Suite 2625
Seattle, WA 98101

Phone: 1-877-807-4122

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	9

STATEMENT OF ASSETS AND LIABILITIES	11

STATEMENT OF OPERATIONS	12

STATEMENT OF CHANGES IN NET ASSETS	13

FINANCIAL HIGHLIGHTS	14

NOTES TO FINANCIAL STATEMENTS	15

ADDITIONAL INFORMATION	20

Dear Shareholders:

It is much easier to write to you today and talk about the six months ended May 31st than it was to live through it. We at Smead Capital Management are proud to say that we stuck to our discipline of buying and owning quality common stocks and survived what we are guessing was the most difficult environment of the last 70 years in the U.S. economy. For the six months ended May 31, 2009 the Smead Value Fund rose in price from $14.07 to $14.74.  The Fund also paid a $.179 dividend in late December. This is a gain of 6.14%. Our main benchmarks, the S & P 500 Index and Russell 1000 Value Index, were up 4.05% and down -0.79%, respectively for the same period. We are very pleased to both make money and beat our benchmarks.

Our companies are surviving and prospering in a difficult environment. During the market’s swoon in January-March, the strength of the balance sheets in companies like Accenture, Microsoft and Ebay was carrying us. When stocks turned higher in March, the rebound was led by holdings like Goldman Sachs, Franklin Resources, Nordstrom’s, Cabela’s and Starbucks. Some of them have doubled in price since the lows of November! We have added McDonald’s and Bristol Myers to our portfolios recently, because they fit our criteria and our vision of the economy of the future.

We are not only doing better, but we believe we are set up to potentially do well for years. Our economy and markets have received the cleansing effects of a major economic contraction, financial panic, credit crisis and now have high levels of unemployment. We believe it will take years to bring unemployment rates down to the 5 to 6% area and also think that the slack in the U.S. economy created by the contraction may allow for non-inflationary growth for many years. The “New Austerity” caused by the contraction among consumers and the debt which has to be repaid (left over from the prior binge) leads us to expect a decade ahead much like the one that followed World War Two.

A great deal of money was borrowed to fight the War and it took years to pay it back. A great deal of money has been borrowed to fight the credit crisis and economic contraction. This over-hanging debt could stop the economy from overheating for years and make the Federal Reserve’s job easier of keeping inflation in check.

Slow and consistent economic growth, low inflation and a friendly Federal Reserve has been a terrific recipe for us in the past and we think it could be again. Thank you for your patience, support and referrals through this historical stretch in the markets.

Warmest Regards,

William W. Smead
Chief Investment Officer
Chief Executive Officer

The information provided herein represents the opinion of Smead Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  The fund is non-diversified, meaning it may concentrate its assets in fewer holdings than a diversified fund.  Therefore, the fund is more exposed to individual stock volatility than a diversified fund.

Must be preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.  You cannot invest directly in an index.

The Smead Value Fund is distributed by Quasar Distributors, LLC (6/09).

SMEAD VALUE FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/08 - 5/31/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMEAD VALUE FUND
Expense Example (Continued)
(Unaudited)

	Smead Value Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/08	5/31/09	12/1/08 – 5/31/09*
Actual	$1,000.00	$1,061.40	$7.20
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.95	$7.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

SMEAD VALUE FUND
Investment Highlights
(Unaudited)

The primary investment objective of the Fund is long-term capital appreciation.

Security Type Breakdown
% of Investments

Total Returns as of May 31, 2009

		S&P 500	Russell
	Smead	Index	1000 Value
	Value Fund	(Total Return)	Index
Six Months	6.14%	4.05%	-0.79%
Annualized Since Inception (01/02/08)	-30.59%	-25.67%	-28.21%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Continued

SMEAD VALUE FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown in the table above and the following graph assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

SMEAD VALUE FUND

Schedule of Investments

May 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 95.16%

Biotechnology 3.90%
Amgen, Inc. (a)	9,640	$481,422

Capital Markets 12.84%
The Bank Of New York Mellon Corp.	15,915	442,119
Franklin Resources, Inc.	7,855	525,107
The Goldman Sachs Group, Inc.	2,630	380,219
Legg Mason, Inc.	12,290	236,951
		1,584,396
Commercial Banks 0.89%
Wells Fargo & Co.	4,320	110,160

Diversified Telecommunication Services 6.33%
AT&T, Inc.	14,740	365,405
Verizon Communications, Inc.	14,185	415,053
		780,458
Food & Staples Retailing 7.63%
Walgreen Co.	13,680	407,527
Wal-Mart Stores, Inc.	10,725	533,462
		940,989
Hotels, Restaurants & Leisure 7.26%
McDonald’s Corp.	6,135	361,904
Starbucks Corp. (a)	37,040	533,005
		894,909
Insurance 8.50%
Berkshire Hathaway, Inc. (a)	231	686,532
MBIA, Inc. (a)	56,080	361,716
		1,048,248
Internet Software & Services 5.54%
eBay, Inc. (a)	38,810	683,832

IT Services 3.56%
Accenture Ltd.	14,660	438,774

Machinery 3.45%
PACCAR, Inc.	14,245	425,213

Media 5.91%
Comcast Corp.	13,580	176,540
The Walt Disney Co.	22,830	552,942
		729,482

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

May 31, 2009 (Unaudited)

	Shares	Value
Multiline Retail 2.91%
Nordstrom, Inc.	18,220	$358,752

Oil, Gas & Consumable Fuels 1.49%
Chevron Corp.	2,755	183,676

Pharmaceuticals 14.19%
Abbott Laboratories	5,408	243,685
Bristol-Myers Squibb Co.	12,105	241,132
Merck & Co., Inc.	19,505	537,948
Mylan, Inc. (a)	27,530	363,671
Pfizer, Inc.	23,985	364,332
		1,750,768
Software 4.51%
Microsoft Corp.	26,655	556,823

Specialty Retail 6.25%
Cabela’s, Inc. (a)	22,740	302,214
Home Depot, Inc.	20,250	468,990
		771,204
TOTAL COMMON STOCKS (Cost $12,704,897)		11,739,106

REAL ESTATE INVESTMENT TRUSTS 1.53%
Pennsylvania Real Estate Investment Trust	15,840	88,387
UDR, Inc.	9,098	100,078
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $276,839)		188,465

	Principal
	Amount
SHORT-TERM INVESTMENTS 8.98%
Dreyfus Cash Management Fund	$524,293	524,293
Evergreen Institutional Money Market Fund	507,901	507,901
Fidelity Institutional Prime Money Market Fund	75,385	75,385
TOTAL SHORT-TERM INVESTMENTS (Cost $1,107,579)		1,107,579

TOTAL INVESTMENTS (Cost $14,089,315) 105.67%		13,035,150
Liabilities in Excess of Other Assets (5.67)%		(699,746)
TOTAL NET ASSETS 100.00%		$12,335,404

Percentages are stated as a percent of net assets.

(a)	Non Income Producing

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities

May 31, 2009 (Unaudited)

Assets
Investments, at value (cost $14,089,315)	$13,035,150
Dividends and interest receivable	17,320
Receivable from Fund shares sold	295,497
Receivable from Adviser	1,446
Other assets	3,512
Total Assets	13,352,925

Liabilities
Payable for investments purchased	989,573
Payable to Affiliates	14,392
Accrued expenses and other liabilities	13,556
Total Liabilities	1,017,521
Net Assets	$12,335,404

Net Assets Consist Of:
Paid-in capital	$14,926,805
Undistributed net investment income	28,812
Undistributed net realized loss from:
Investments	(1,566,048)
Net unrealized depreciation on:
Investments	(1,054,165)
Net Assets	$12,335,404

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	836,924

Net asset value, offering price and redemption per share	$14.74

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Operations

For the Six Months Ended May 31, 2009 (Unaudited)

Investment Income
Dividend income(1)	$85,639
Interest income	967
Total Investment Income	86,606

Expenses
Advisory fees	21,817
Administration fees	15,935
Fund accounting fees	12,623
Transfer agent fees and expenses	12,435
Audit and tax fees	8,021
Chief Compliance Officer fees and expenses	4,004
Federal and state registration fees	3,582
Custody fees	3,304
Reports to shareholders	2,829
Legal fees	2,777
Trustees’ fees and related expenses	1,008
Other expenses	1,079
Total Expenses	89,414
Less waivers and reimbursement by Adviser	(48,689)
Net Expenses	40,725

Net Investment Income	45,881

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(668,991)
Change in net unrealized appreciation (depreciation) on:
Investments	1,168,831
Net Realized and Unrealized Gain on Investments	499,840
Net Increase in Net Assets from Operations	$545,721

(1)	Net of $208 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Changes in Net Assets

	Six Months Ended
	May 31, 2009	Period Ended
	(Unaudited)	November 30, 2008(1)

From Operations
Net investment income	$45,881	$51,782
Net realized loss from:
Investments	(668,991)	(897,877)
Change in net unrealized
appreciation (depreciation) on:
Investments	1,168,831	(2,222,696)
Net increase (decrease) in net assets from operations	545,721	(3,068,791)

From Distributions
Net investment income	(68,330)	—
Net decrease in net assets
resulting from distributions paid	(68,330)	—

From Capital Share Transactions
Proceeds from shares sold	6,928,304	7,269,361
Proceeds from shares issued from transfers in-kind	—	2,175,800
Net asset value of shares issued to shareholders
in payment of distributions declared	68,330	—
Payments for shares redeemed	(308,816)	(1,206,175)
Net increase in net assets from
capital share transactions	6,687,818	8,238,986
Total Increase in Net Assets	7,165,209	5,170,195

Net Assets
Beginning of period	5,170,195	—
End of period	$12,335,404	$5,170,195

Accumulated undistributed net investment income	$28,812	$50,962

(1)	The Fund commenced operations on January 2, 2008.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2009	Period Ended
	(Unaudited)	November 30, 2008(1)

Net Asset Value, Beginning of Period	$14.07	$25.00

Income (loss) from investment operations:
Net investment income	0.08	0.14
Net realized and unrealized
gain (loss) on investments	0.77	(11.07)
Total from Investment Operations	0.85	(10.93)

Less distributions paid:
From net investment income	(0.18)	—
Total distributions paid	(0.18)	—
Net Asset Value, End of Period	$14.74	$14.07
Total Return(2)(3)	6.14%	(43.72)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$12,335	$5,170
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	3.07%	3.51%
After waiver and expense reimbursement(4)	1.40%	1.40%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(4)	(0.09)%	(1.00)%
After waiver and expense reimbursement(4)	1.58%	1.11%
Portfolio turnover rate(3)	10.64%	57.79%

(1)	The Fund commenced operations on January 2, 2008.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Notes to Financial Statements
May 31, 2009 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Smead Value Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective and commenced operations on January 2, 2008. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)   Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s investments carried at fair value:

		Level 1—	Level 2—	Level 3—
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
Description	Total	identical assets	inputs	inputs
Investments in:
Securities	$13,035,150	$13,035,150	$0	$0
Total	$13,035,150	$13,035,150	$0	$0

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for interim and annual periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The Fund did not invest in any derivative instruments during the six months ended May 31, 2009.

(b)   Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended November 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for the tax period since the commencement of operations.

(c)   Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long-or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(d)   Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)   Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(f)   Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(g)   Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)   New Accounting Pronouncement

In April 2009, FASB Staff Position 157-4, “Determining Fair Value when the Volume and Level of Activity” for the Asset or Liability Have Significantly Decreased and

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

Identifying Transactions that are not Orderly, was issued and is effective for periods ending after June 15, 2009.  FASB Staff Position 157-4 is intended to provide additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased.  This FASB Staff Position also provides guidance on identifying circumstances that indicate a transaction is not orderly.  At this point, management is evaluating the implications of FASB Staff Position 157-4 and the impact, if any, on the Fund’s financial statements.

(3)	Federal Tax Matters

As of November 30, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$7,529,840
Gross tax unrealized appreciation	93,168
Gross tax unrealized depreciation	(2,464,191)
Net tax unrealized depreciation	$(2,371,023)
Undistributed ordinary income	50,962
Undistributed long-term capital gain	—
Total distributable earnings	$50,962
Other accumulated losses	(748,730)
Total accumulated losses	$(3,068,791)

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	(820)
Accumulated Net Realized Gain/(Loss)	820

At November 30, 2008, the Fund had capital loss carryforwards of $748,730 which will expire November 30, 2016.

On December 26, 2008 and December 29, 2008, the Fund declared and paid, respectively, a distribution from ordinary income of $68,330.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an initial term of three years from the date of effectiveness at the discretion of the Adviser and the Board of Trustees to the extent

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

necessary to ensure that the Fund’s operating expenses do not exceed 1.40% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the six months ended May 31, 2009, expenses of $48,689 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2011	$99,031
2012	$48,689

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Period Ended
	May 31, 2009	November 30, 2008(1)
Shares sold	489,051	347,147
Shares issued to holders in
reinvestment of distribution	5,032	—
Shares issued from transfers in-kind	—	89,838
Shares redeemed	24,566	(69,578)
Net increase	469,517	367,407

(1)	The Fund commenced operations on January 2, 2008.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended May 31, 2009, were $6,958,935 and $658,834, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(8)
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2009, Charles Schwab & Co., Inc., for the benefit of its customers, held 84.8% of the Fund’s outstanding shares.

SMEAD VALUE FUND
Additional Information
(Unaudited)

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-807-4122.

Independent Trustees

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	1	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 54		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios)
Marquette University
(1996–2004)

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	1	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 52		2001	(1985– present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios)
(1990–1999).

SMEAD VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustees and Officers

Joseph C. Neuberger(2)	Chairperson,	Indefinite	Executive Vice	1	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 47	Trustee	2001	Services, LLC		company with
			(1994–present)		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios)

John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President,	Term; Since	and Compliance,
Milwaukee, WI 53202	Treasurer	January 11,	U.S. Bancorp Fund
Age: 51	and	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).

Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance Officer,
Milwaukee, WI 53202	Officer	January 23,	U.S. Bancorp Fund
Age: 40+		2009	Services, LLC
(2008–present);
Attorney, Investment
Management, Quarles
& Brady, LLP
(2007–2008);
Student, University
of Pennsylvania
(2004–2007).

Rachel A. Spearo	Secretary	Indefinite	Counsel, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 29		2005	(2004–present)

(1)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

(2)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Smead Value Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, upon request, by calling, toll free, 1-877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

(This Page Intentionally Left Blank.)

SMEAD VALUE FUND

Investment Adviser	Smead Capital Management, Inc.
1420 Fifth Avenue
Suite 2625
Seattle, Washington 98101

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Trust for Professional Managers

By (Signature and Title)    /s/ Joseph Neuberger
Joseph Neuberger, President

Date   7/31/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Joseph Neuberger
Joseph Neuberger, President

Date      7/31/2009

By (Signature and Title)    /s/ John Buckel
John Buckel, Treasurer

Date      7/31/2009